Net Investment in Sales-type Leases	12 Months Ended
Dec. 31, 2014
Net Investment in Sales-type Leases [Abstract]
Net Investment in Sales-type Leases

Note 5. Net Investment in Sales-type Leases

Certain sales made under lease arrangements are recorded as sales-type leases and may include systems, other products and maintenance contracts. The portion of lease arrangements related to maintenance contracts is deferred and recognized ratably over the coverage period.

The Company's net investment in sales-type leases consisted of the following:

	December 31,	December 31,
	2014	2013

	(U.S. $ in thousands)
Future minimum lease payments receivable	$24,930	$19,403
Less allowance for doubtful accounts	(452)	(183)
Net future minimum lease payment receivable	24,478	19,220
Less unearned interest income	(1,486)	(1,305)
Net investment in sales-type leases	$22,992	$17,915

Future minimum lease payments due from customers under sales-type leases as of December 31, 2014 were as follows:

U.S. $ in thousands
Year ending December 31,
2015	$9,325
2016	6,960
2017	5,031
2018	2,752
2019 and thereafter	862
$24,930

The interest income for sales-type leases is recorded in financial income (expense), net and amounted to approximately $0.8 million, $0.5 million and $0.4 million for the years ended December 31, 2014, 2013 and 2012, respectively.